Goodwill - Additional Information (Details)	3 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) cashGeneratingUnit	Dec. 31, 2022 USD ($) cashGeneratingUnit
Disclosure of reconciliation of changes in goodwill [line items]
Cash flow projections period			6 years
Additional information for cash flow projection period			5 years
Number Of Cash Generating Units | cashGeneratingUnit		2	2
Impairment loss recognised in profit or loss, goodwill		$ 3,900,268	$ 3,272,253
Cancer Genetic Testing Services and sales of medical diagnostics products within the diagnostics segment
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill			$ 0
CGU Prevention EMEA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	$ 703,534
CGU Diagnostics EMEA
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, goodwill	$ 2,568,719